UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21622

Thrivent Financial Securities Lending Trust

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

John L. Sullivan

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5704

Date of fiscal year end: October 31

Date of reporting period: October 31, 2009

Item 1.	Report to Stockholders

Annual Report

OCTOBER 31, 2009

Thrivent Financial

Securities Lending Trust

THRIVENT FINANCIAL SECURITIES LENDING TRUST

William D. Stouten, Portfolio Manager

Thrivent Financial Securities Lending Trust seeks to maximize current income to the extent consistent with the preservation of capital and liquidity, and to maintain a stable $1.00 per share net asset value by investing in dollar-denominated securities with a remaining maturity of 397 calendar days or less.

The Trust was dramatically downsized during the market turmoil in the fall of 2008. While already managed conservatively pursuant to regulatory requirements, the Trust’s liquidity and credit quality were further strengthened during the first three quarters of 2009. As of Oct. 30, 2009, approximately 47% of the portfolio was invested in direct U.S. government obligations or U.S. government-supported securities. The combination of government securities and a short-weighted average maturity (23 days as of Oct. 30) provide liquidity that should be available in times of volatility. The primary challenge in managing the Trust is the low-yield environment. Low yields combined with less demand to borrow securities have resulted in compressed spreads and lower profitability throughout the securities lending industry. The low-yield, low-demand environment is expected to persist at least through year-end 2009 and, therefore, securities lending activity is also likely to remain subdued. As in any interest rate environment, we will maintain a defensive portfolio stance that maximizes safety and liquidity for our shareholders’ benefit.

Thrivent Financial Securities Lending Trust

As of October 31, 2009*

7-Day Yield	0.18%
7-Day Effective Yield	0.18%

Average Annual Total Returns**

For the Period Ended October 31, 2009	1-Year	5-Year	Since Inception, 9/16/2004
Total Return	0.76%	3.48%	3.44%

*	Seven-day yields of the Thrivent Financial Securities Lending Trust refer to the income generated by an investment in the Trust over a specified seven-day period. Effective yields reflect the reinvestment of income. Yields are subject to daily fluctuation and should not be considered an indication of future results.
**	Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

Past performance is not an indication of future results. Current performance may be lower or higher than the performance data quoted. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the Trust, which investors should read and consider carefully before investing.

An investment in the Trust is not insured or guaranteed by the FDIC or any other government agency. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.

Shareholder Expense Example

(Unaudited)

As a shareholder of the Trust, you incur ongoing costs, including management fees and other Trust expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 through October 31, 2009.

Actual Expenses

In the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

In the table below, the second line provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.

	Beginning Account Value 5/1/2009	Ending Account Value 10/31/2009	Expenses Paid During Period 5/1/2009 - 10/31/2009*	Annualized Expense Ratio
Thrivent Financial Securities Lending Trust
Actual	$1,000	$1,002	$0.25	0.05%
Hypothetical**	$1,000	$1,025	$0.26	0.05%

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
**	Assuming 5% total return before expenses.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Trustees of

Thrivent Financial Securities Lending Trust:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Thrivent Financial Securities Lending Trust (the “Trust”) at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the custodian, provide a reasonable basis for our opinion.

December 17, 2009

Thrivent Financial Securities Lending Trust

Schedule of Investments as of October 31, 2009

Principal Amount	Commercial Paper (53.1%)[a]	Value
Banking-Domestic (6.7%)
	Rabobank USA Finance Corporation
$25,000,000	0.230%, 12/9/2009[b]	$24,993,930
	Societe Generale North America, Inc.
25,000,000	0.185%, 11/19/2009[b]	24,997,688

	Total Banking-Domestic	49,991,618

Banking-Foreign (4.7%)
	BNP Paribas Paris
35,000,000	0.120%, 11/2/2009	35,000,000

	Total Banking-Foreign	35,000,000

Capital Goods (4.0%)
	General Electric Company
10,000,000	0.210%, 12/28/2009	9,996,675
20,000,000	0.210%, 12/29/2009	19,993,233

	Total Capital Goods	29,989,908

Consumer Cyclical (5.4%)
	Toyota Credit Canada, Inc.
15,000,000	0.220%, 12/23/2009	14,995,233
	Wal-Mart Funding Corporation
25,000,000	0.200%, 11/9/2009[b]	24,998,889

	Total Consumer Cyclical	39,994,122

Energy (3.3%)
	Total Capital SA
25,000,000	0.180%, 12/8/2009[b]	24,995,375

	Total Energy	24,995,375

Finance (29.0%)
	Alaska Housing Financing Corporation
1,000,000	0.700%, 11/19/2009	999,650
	Barton Capital Corporation
20,000,000	0.230%, 12/16/2009[b]	19,994,250
10,000,000	0.220%, 12/22/2009[b]	9,996,883
	Bryant Park Funding, LLC
25,000,000	0.190%, 11/17/2009[b]	24,997,890
	ENI Finance USA, Inc.
10,000,000	0.190%, 11/12/2009[b]	9,999,419
	ING US Funding, LLC
15,000,000	0.200%, 12/9/2009[b]	14,996,833
	Private Export Funding Corporation
16,000,000	0.220%, 12/8/2009	15,996,382
	Proctor & Gamble International Funding
20,000,000	0.250%, 12/16/2009[b]	19,993,750
	Straight-A Funding, LLC
10,000,000	0.270%, 11/16/2009	9,998,875
5,000,000	0.260%, 11/18/2009	4,999,386
25,000,000	0.210%, 11/24/2009	24,996,647
23,555,000	0.230%, 12/10/2009	23,549,131
20,370,000	0.230%, 12/18/2009	20,363,883
	Thunder Bay Funding, LLC
15,000,000	0.230%, 12/10/2009[b]	14,996,262

	Total Finance	215,879,241

	Total Commercial Paper	395,850,264

Shares	Other Mutual Funds (8.8%)[a]	Value
13,235,000	AIM Investments Institutional Government and Agency Portfolio	$13,235,000
24,846,000	Barclays Prime Money Market Fund	24,846,000
15,692,000	DWS Money Market Series	15,692,000
12,145,000	Morgan Stanley Institutional Liquidity Funds	12,145,000

	Total Other Mutual Funds	65,918,000

Principal Amount	Variable Rate Notes (38.1%)[a]	Value
Banking-Domestic (4.3%)
	American Express Bank, FSB
10,000,000	1.095%, 11/10/2009[b,c]	10,098,775
	Bank of America NA
12,200,000	0.330%, 12/14/2009[b,c]	12,211,539
10,000,000	0.469%, 12/23/2009[b,c]	10,029,601

	Total Banking-Domestic	32,339,915

U.S. Government and Agencies (31.5%)
	Federal Home Loan Banks
30,000,000	0.186%, 11/2/2009[c]	29,954,639
25,000,000	0.250%, 11/2/2009[c]	25,000,000
30,000,000	0.270%, 11/2/2009[c]	30,000,000
20,000,000	0.280%, 11/2/2009[c]	20,000,000
15,000,000	0.630%, 11/2/2009[c]	15,000,000
30,000,000	0.790%, 11/2/2009[c]	30,065,500
20,000,000	0.810%, 11/2/2009[c]	20,047,772
10,000,000	0.375%, 11/21/2009[c]	10,000,000
10,000,000	0.134%, 1/9/2010[c]	9,999,434
	Federal Home Loan Mortgage Corporation
10,000,000	0.660%, 11/2/2009[c]	10,000,000
10,000,000	0.387%, 11/24/2009[c]	10,000,000
10,000,000	0.256%, 12/24/2009[c]	10,000,000
	Overseas Private Investment Corporation
5,000,000	0.200%, 11/4/2009[b,c]	5,000,000
10,000,000	0.200%, 11/4/2009[b,c]	10,000,000

	Total U.S. Government and Agencies	235,067,345

U.S. Municipals (2.3%)
	Wisconsin Health and Educational Facilities Authority Revenue Fort Healthcare, Inc. (Series A)
17,520,000	0.200%, 11/2/2009[b,c]	17,520,000

	Total U.S. Municipals	17,520,000

	Total Variable Rate Notes	284,927,260

	Total Investments (at amortized cost) 100.0%	$746,695,524

	Other Assets and Liabilities, Net 0.0%	1,326

	Total Net Assets 100.0%	$746,696,850

a	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
b	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank or institution.
c	Denotes variable rate obligations for which the current coupon rate and next scheduled reset date are shown.

The accompanying Notes to the Financial Statements are an integral part of this schedule.

Thrivent Financial Securities Lending Trust

Schedule of Investments as of 10/31/2009

Cost for federal income tax purposes                     $ 746,695,524

Fair Valuation Measurements

The following table is a summary of the inputs used, as of October 31, 2009, in valuing Securities Lending Trust’s assets carried at fair value or amortized cost, which approximates fair value, as discussed in the Notes to Financial Statements.

Security Type and Industry	Total	Level 1	Level 2	Level 3
Commercial Paper
Banking-Domestic	49,991,618	–	49,991,618	–
Banking-Foreign	35,000,000	–	35,000,000	–
Capital Goods	29,989,908	–	29,989,908	–
Consumer Cyclical	39,994,122	–	39,994,122	–
Energy	24,995,375	–	24,995,375	–
Finance	215,879,241	–	215,879,241	–
Other Mutual Funds	65,918,000	65,918,000	–	–

Variable Rate Notes
Banking-Domestic	32,339,915	–	32,339,915	–
U.S. Government and Agencies	235,067,345	–	235,067,345	–
U.S. Municipals	17,520,000	–	17,520,000	–

Total	$746,695,524	$65,918,000	$680,777,524	$–

The accompanying Notes to the Financial Statements are an integral part of this schedule.

Thrivent Financial Securities Lending Trust

Statement of Assets and Liabilities

As of October 31, 2009	Securities Lending Trust

Assets
Investments at cost	$746,695,524
Investments in securities at market value	746,695,524
Investments at Market Value	746,695,524	[a]
Cash	282
Dividends and interest receivable	170,541
Prepaid expenses	6,858
Total Assets	746,873,205

Liabilities
Distributions payable	121,073
Accrued expenses	36,200
Payable to affiliate	19,082
Total Liabilities	176,355

Net Assets
Capital stock (beneficial interest)	746,646,440
Accumulated undistributed net realized gain/(loss)	50,410
Total Net Assets	$746,696,850
Shares of beneficial interest outstanding	746,646,440
Net asset value per share	$1.00

a	Securities held by this fund are valued on the basis of amortized cost, which approximates market value.

The accompanying Notes to the Financial Statements are an integral part of this schedule.

Thrivent Financial Securities Lending Trust

Statement of Operations

For the year ended October 31, 2009	Securities Lending Trust
Investment Income
Dividends	$89,011
Interest	13,128,947
Total Investment Income	13,217,958

Expenses
Adviser fees	604,933
Administrative service fees	83,335
Audit and legal fees	30,140
Custody fees	55,421
Insurance expenses	23,016
Printing and postage expenses	378
Transfer agent fees	41,012
Trustees’ fees	3,425
Other expenses	22,868
Total Expenses Before Reimbursement	864,528

Less:
Reimbursement from adviser	(175,592)
Custody earnings credit	(10,766)
Total Net Expenses	678,170
Net Investment Income/(Loss)	12,539,788
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	50,411
Net Realized and Unrealized Gains/(Losses)	50,411

Net Increase/(Decrease) in Net Assets Resulting From Operations	$12,590,199

The accompanying Notes to the Financial Statements are an integral part of this schedule.

Thrivent Financial Securities Lending Trust

Statement of Changes in Net Assets

	Securities Lending Trust
For the periods ended	10/31/2009	10/31/2008
Operations
Net investment income/(loss)	$12,539,788	$162,953,486
Net realized gains/(losses)	50,411	79,083
Net Change in Net Assets Resulting From Operations	12,590,199	163,032,569
Distributions to Shareholders
From net investment income	(12,539,788)	(162,953,486)
From net realized gains	(78,524)	–
Total Distributions to Shareholders	(12,618,312)	(162,953,486)

Capital Stock Transactions
Sold	8,420,471,780	19,268,663,607
Redeemed	(10,135,645,565)	(21,857,953,773)
Capital Stock Transactions	(1,715,173,785)	(2,589,290,166)

Net Increase/(Decrease) in Net Assets	(1,715,201,898)	(2,589,211,083)
Net Assets, Beginning of Period	2,461,898,748	5,051,109,831
Net Assets, End of Period	$746,696,850	$2,461,898,748
Accumulated undistributed net investment income/(loss)	$–	$–

Capital Stock Share Transactions
Sold	8,420,471,780	19,268,663,607
Redeemed	(10,135,645,565)	(21,857,953,773)

Total Capital Stock Share Transactions	(1,715,173,785)	(2,589,290,166)

The accompanying Notes to the Financial Statements are an integral part of this schedule.

Thrivent Financial Securities Lending Trust

Notes to Financial Statements

As of October 31, 2009

(1) ORGANIZATION

Thrivent Financial Securities Lending Trust (the “Trust”) was organized as a Massachusetts Business Trust on August 4, 2004 and is registered as an open-end management investment company under the Investment Company Act of 1940. The Trust commenced operations on September 16, 2004. All transactions in the Trust are with affiliates of the Trust.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.

(2) SIGNIFICANT ACCOUNTING POLICIES

(A) Valuation of Investments – Securities are valued on the basis of amortized cost (which approximates value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Trust’s investment adviser follow procedures necessary to maintain a constant net asset value of per share.

Financial Accounting Standards Board (FASB) guidelines require increased fair value disclosure intended to improve the consistency and comparability of fair value measurements used in financial reporting. The guidelines define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value requirements. Various inputs are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; and Level 3 includes significant unobservable inputs such as the Fund’s own assumptions and broker evaluations in determining the fair value of investments.

(B) Federal Income Taxes – The Trust intends to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. The Trust, accordingly, anticipates paying no Federal income taxes and no Federal income tax provision was recorded.

Generally Accepted Accounting Principles (“GAAP”) requires management of the Trust to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not” standard that, based on the technical merits of the position, would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, management of the Trust must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.

Management of the Trust analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Fund include U.S. Federal, Minnesota, Wisconsin, and Massachusetts as well as certain foreign countries. As of October 31, 2009, open U.S. Federal, Minnesota, Wisconsin, and Massachusetts tax years include the tax years ended October 31, 2006, through 2009. Additionally, as of October 31, 2009, the tax year ended October 31, 2005, is open for Wisconsin. The Funds have no examinations in progress and none are expected at this time.

As of October 31, 2009, management of the Trust has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Fund’s tax liability, financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

(C) Custody Earnings Credit – The Trust has a deposit arrangement with the custodian whereby interest earned on uninvested cash balances is used to pay a portion of custodian fees. This deposit arrangement is an alternative to overnight investments.

(D) Distributions to Shareholders – Net investment income is distributed to each shareholder as a dividend. Dividends from the Trust are declared daily and distributed monthly. Net realized gains from securities transactions, if any, are distributed at least annually after the close of the fiscal year.

(E) Repurchase Agreements – The Trust may engage in repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Trust must take possession of collateral either directly or through a third-party custodian. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, the Trust could incur a loss due to a drop in the market value of the security during the time it takes the Trust to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent,

Thrivent Financial Securities Lending Trust

Notes to Financial Statements

As of October 31, 2009

disposition of such security might be delayed by pending legal action. The Trust may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Trust’s investment adviser, Thrivent Financial for Lutherans (“Thrivent Financial” or the “Adviser”), to be creditworthy. During the year ended October 31, 2009, Thrivent Financial Securities Lending Trust engaged in this type of investment.

(F) Accounting Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

(G) Other – For financial statement purposes, investment security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discount and premium are amortized over the life of the respective securities on the interest method. Realized gains or losses on sales are determined on a specific cost identification basis. GAAP requires permanent financial reporting and tax differences to be reclassified to trust capital. No reclassifications were necessary at October 31, 2009.

(3) FEES AND COMPENSATION PAID TO AFFILIATES

(A) Investment Advisory Fees – The Trust pays Thrivent Financial a fee for its advisory services. The annual rate of fees under the Investment Advisory Agreement is calculated at 0.045% of the average daily net assets of the Trust.

The Adviser has agreed to voluntarily reimburse the Trust for all expenses in excess of 0.05% of average daily net assets. This voluntary expense reimbursement may be discontinued at any time.

(B) Other Fees – The Trust has entered into an administration and accounting services agreement with Thrivent Financial pursuant to which Thrivent Financial provides certain administrative and accounting personnel and services. For the year ended October 31, 2009, Thrivent Financial received aggregate fees for administrative and accounting personnel and services of $83,584 from the Trust.

Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to these fees. Each participant’s deferred compensation account will increase or decrease as if it were invested in shares of a particular series of Thrivent Mutual Funds.

Trustees not participating in the above plan received $1,796 in fees from the Trust for the year ended October 31, 2009. No remuneration has been paid by the Trust to any of the officers or affiliated Trustees of the Trust. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings.

(C) Indirect Expenses – The Trust may invest in other mutual funds. Fees and expenses of those underlying funds are not included in the Trust’s expense ratio. The Trust indirectly bears its proportionate share of the annualized weighted average expense ratio for the underlying funds in which it invests.

(4) FEDERAL INCOME TAX INFORMATION

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

During the year ended October 31, 2009, and the year ended October 31, 2008, the Trust distributed $12,618,312 and $162,953,486 from ordinary income, respectively. At October 31, 2009, undistributed ordinary income for tax purposes was $58,571.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Thrivent Financial Securities Lending Trust

Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*

		Income from Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
SECURITIES LENDING TRUST
Year Ended 10/31/2009	$1.00	$0.01	$–	$0.01	$(0.01)	$–
Year Ended 10/31/2008	1.00	0.03	–	0.03	(0.03)	–
Year Ended 10/31/2007	1.00	0.05	–	0.05	(0.05)	–
Year Ended 10/31/2006	1.00	0.05	–	0.05	(0.05)	–
Year Ended 10/31/2005	1.00	0.03	–	0.03	(0.03)	–

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.

*	All per share amounts have been rounded to the nearest cent.

The accompanying Notes to the Financial Statements are an integral part of this schedule.

Thrivent Financial Securities Lending Trust

Financial Highlights—continued

RATIOS / SUPPLEMENTAL DATA

				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate
$(0.01)	$1.00	0.76%	$746.7	0.05%	0.92%	0.06%	0.91%	N/A
(0.03)	1.00	3.38%	2,461.9	0.05%	3.36%	0.05%	3.36%	N/A
(0.05)	1.00	5.46%	5,051.1	0.05%	5.33%	0.05%	5.33%	N/A
(0.05)	1.00	4.93%	4,121.0	0.05%	4.82%	0.05%	4.82%	N/A
(0.03)	1.00	2.91%	3,864.6	0.05%	2.89%	0.05%	2.89%	N/A

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.

**	Computed on an annualized basis for periods less than one year.

The accompanying Notes to the Financial Statements are an integral part of this schedule.

Additional Information

(unaudited)

PROXY VOTING

The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the Trust’s Statement of Additional Information. You may request a free copy of the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by calling 1-800-847-4836. You also may review the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 at www.sec.gov.

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

The Trust files its Schedule of Portfolio Holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. You may request a free copy of the Trust’s Forms N-Q by calling 1-800-847-4836. The Trust’s Forms N-Q also are available at www.sec.gov. You also may review and copy the Forms N-Q for the Trust at the SEC’s Public Reference Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 1-800-SEC-0330.

Board of Trustees and Officers

The following table provides information about the Trustees and Officers of the Trust. In addition to serving as a Trustee of the Trust, each Trustee also serves as:

•

Director of Thrivent Series Fund, Inc., a registered investment company consisting of 41 portfolios that serve as underlying funds for variable contracts issued by Thrivent Financial for Lutherans (“Thrivent Financial”) and Thrivent Life Insurance Company and investment options in the retirement plan offered by Thrivent Financial; and

•	Trustee of Thrivent Mutual Funds, a registered investment company consisting of 25 series.

The 25 series of the Trust, the 41 portfolios of Thrivent Series Fund, Inc. and Thrivent Financial Securities Lending Trust are referred to herein as the “Fund Complex.” The Statement of Additional Information includes additional information about the Trustees and is available, without charge, by calling 1-800-847-4836.

Interested Trustee (1)

Name, Address and Age	Position with Trust and Length of Service (2)	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation During the Past 5 Years	Other Directorships Held by Trustee
Russell W. Swansen 625 Fourth Avenue South Minneapolis, MN Age 52	President since 2008; Trustee since 2009	67	Senior Vice President, Chief Investment Officer, Thrivent Financial since 2003	None

Independent Trustees (3)

Name, Address and Age	Position with Trust and Length of Service (2)	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation During the Past 5 Years	Other Directorships Held by Trustee
F. Gregory Campbell 625 Fourth Avenue South Minneapolis, MN Age 69	Trustee since 2004	67	President, Carthage College	Director, Optique Funds, Inc., an investment company consisting of four portfolios; Director, Kenosha Hospital and Medical Center Board; Director, Prairie School Board; Director, United Health Systems Board

Board of Trustees and Officers

Name, Address and Age	Position with Trust and Length of Service (2)	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation During the Past 5 Years	Other Directorships Held by Trustee
Herbert F. Eggerding, Jr. 625 Fourth Avenue South Minneapolis, MN Age 72	Trustee from 2004 through December 2009	67	Management consultant to several privately owned companies	None

Noel K. Estenson 625 Fourth Avenue South Minneapolis, MN Age 70	Trustee since 2004	67	Retired	None

Richard L. Gady 625 Fourth Avenue South Minneapolis, MN Age 66	Trustee since 2004	67	Retired; previously Vice President, Public Affairs and Chief Economist, ConAgra, Inc. (agribusiness)	None

Richard A. Hauser 625 Fourth Avenue South Minneapolis, MN Age 66	Trustee since 2004	67	Vice President and Assistant General Counsel, Boeing Company since June 2007; President, National Legal Center for the Public Interest since 2004; General Counsel U.S. Department of Housing and Urban Development from 2001 to 2004; Partner, Baker & Hostetler, from 1986 to 2001	None

Paul R. Laubscher 625 Fourth Avenue South Minneapolis, MN Age 53	Trustee since 2009	67	Portfolio Manager for U.S. and international equity portfolios and private real estate portfolios of IBM Retirement Funds	None

Connie M. Levi 625 Fourth Avenue South Minneapolis, MN Age 70	Chairperson since 2009; Trustee since 2004	67	Retired	None

Douglas D. Sims 625 Fourth Avenue South Minneapolis, MN Age 63	Trustee since 2006	67	Retired; previously Chief Executive Officer of CoBank from 1994 to 2006	Director, Keystone Neighborhood Company, Keystone Center and Keystone Science School

Board of Trustees and Officers

Name, Address and Age	Position with Trust and Length of Service (2)	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation During the Past 5 Years	Other Directorships Held by Trustee
Constance L. Souders 625 Fourth Avenue South Minneapolis, MN Age 59	Trustee since 2007	67	Retired; previously Director from 1983 to September 30, 2007, Executive Vice President from 2001 to 2007, AML Compliance Officer from 2003 to 2007, Chief Financial Officer from 2000 to 2005, Chief Administrative Officer from 2000 to 2005 and Treasurer from 1992 to 2005 of Harbor Capital Advisors, Inc.; Director from 1992 to 2007, President from 2000 to 2007 and AML Compliance Officer from 2003 to 2007 of Harbor Services Group, Inc.; Director from 1992 to 2007, Executive Vice President from 2001 to 2007, Chief Compliance Officer from 2004 to 2007, AML Compliance Officer from 2003 to 2007, Supervisory Registered Principal from 2000 to 2007, Interim President from 2002 to 2003, Treasurer from 2000 to 2005 and Secretary from 2000 to 2005 of Harbor Funds Distributors, Inc.; Vice President from 2000 to 2007, Chief Financial Officer from 2000 to 2005 and Treasurer from 1992 to 2005 of Harbor Funds	None

Board of Trustees and Officers

Executive Officers

Name, Address and Age	Position with Trust and Length of Service (2)	Principal Occupation During the Past 5 Years
Russell W. Swansen 625 Fourth Avenue South Minneapolis, MN Age 52	President since 2008; previously, Vice President since 2004	Senior Vice President, Chief Investment Officer, Thrivent Financial since 2003

David S. Royal 625 Fourth Avenue South Minneapolis, MN Age 38	Secretary and Chief Legal Officer since 2006	Vice President and Managing Counsel, Thrivent Financial since 2006; Partner, Kirkland & Ellis LLP from April 2004 to June 2006; Associate, Skadden, Arps, Slate, Meagher & Flom LLP from 1997 to 2004

Katie S. Kloster 625 Fourth Avenue South Minneapolis, MN Age 44	Vice President, Investment Company and Investment Adviser Chief Compliance Officer since 2004	Vice President, Investment Company and Investment Adviser Chief Compliance Officer, Thrivent Financial since 2004

Gerard V. Vaillancourt 625 Fourth Avenue South Minneapolis, MN Age 42	Treasurer and Principal Accounting Officer since 2005	Vice President, Mutual Fund Accounting since 2006; Head of Mutual Fund Accounting, Thrivent Financial from 2005 to 2006; Director, Fund Accounting Administration, Thrivent Financial from 2002 to 2005

Janice M. Guimond 625 Fourth Avenue South Minneapolis, MN Age 45	Vice President since 2005	Vice President, Investment Operations, Thrivent Financial since 2004; Manager of Portfolio Reporting, Thrivent Financial from 2003 to 2004

Karl D. Anderson 625 Fourth Avenue South Minneapolis, MN Age 48	Vice President since 2006	Vice President, Products, Thrivent Financial

Brian W. Picard 4321 North Ballard Road Appleton, WI Age 39	Vice President Anti-Money Laundering Officer since 2006	Director, Business Control Services, Thrivent Financial since 2006; Manager of Field and Securities Compliance, Thrivent Financial from 2002 to 2006

Mark D. Anema 625 Fourth Avenue South Minneapolis, MN Age 48	Assistant Vice President since 2007	Vice President, Accumulation and Retirement Income Solutions, Thrivent Financial since 2007; Vice President, Strategic Planning, Thrivent Financial from 2004 to 2007; Insurance Practice Engagement Manager, McKinsey and Company from 1999 to 2004

James M. Odland 625 Fourth Avenue South Minneapolis, MN Age 54	Assistant Secretary since 2006	Vice President and Managing Counsel, Thrivent Financial since 2005; Senior Securities Counsel, Allianz Life Insurance Company from January 2005 to August 2005; Vice President and Chief Legal Officer, Woodbury Financial Services, Inc. from 2003 to 2005

John L. Sullivan 625 Fourth Avenue South Minneapolis, MN Age 38	Assistant Secretary since 2007	Senior Counsel, Thrivent Financial since 2007; previously, Senior Counsel, Division of Investment Management of the Securities and Exchange Commission since 2001

Board of Trustees and Officers

Name, Address and Age	Position with Trust and Length of Service (2)	Principal Occupation During the Past 5 Years
Todd J. Kelly 4321 North Ballard Road Appleton, WI Age 40	Assistant Treasurer since 2004	Director, Fund Accounting Operations, Thrivent Financial

Sarah L. Bergstrom 625 Fourth Avenue South Minneapolis, MN Age 32	Assistant Treasurer since 2007	Director, Fund Accounting Administration, Thrivent Financial since 2007; Manager, Fund Accounting Administration, Thrivent Financial from 2005 to 2007; Manager, Mutual Fund Tax Reporting, Thrivent Financial from 2004 to 2005; Supervisor, Mutual Fund Tax Reporting, Thrivent Financial from 2002 to 2004

(1)	“Interested person” of the Trust as defined in the Investment Company Act of 1940 by virtue of positions with Thrivent Financial. Mr. Swansen is considered an interested person because of his principal occupation with Thrivent Financial.
(2)	Each Trustee generally serves an indefinite term until her or his successor is duly elected and qualified. Officers serve at the discretion of the board until their successors are duly appointed and qualified.
(3)	The Trustees other than Mr. Swansen are not “interested persons” of the Trust and are referred to as “Independent Trustees.”

[THIS PAGE INTENTIONALLY LEFT BLANK]

This report is submitted for the information of shareholders of

Thrivent Financial Securities Lending Trust. It is not authorized for distribution to prospective investors unless preceded or accompanied by the current prospectus for Thrivent Financial

Securities Lending Trust, which contains more complete

information about the Trust, including investment policies,

charges and expenses.

Item 2.	Code of Ethics

As of the end of the period covered by this report, registrant has adopted a code of ethics (as defined in Item 2 of Form N-CSR) applicable to registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. No waivers were granted to such code of ethics during the period covered by this report. A copy of this code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert

Registrant’s Board of Trustees has determined that Constance L. Souders, an independent trustee, is the Audit Committee Financial Expert.

Item 4.	Principal Accountant Fees and Services

(a) Audit Fees

The aggregate fees billed by registrant’s independent public accountants, PricewaterhouseCoopers LLP (“PwC”), for each of the last two fiscal years for professional services rendered in connection with the audit of registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $0 for the year ended October 31, 2008 and $13,888 for the year ended October 31, 2009. The $0 in audit fees for the fiscal year ended October 31, 2008 is the result of a change in PwC’s billing cycle.

(b) Audit-Related Fees

The aggregate fees PwC billed to registrant for each of the last two fiscal years for assurance and other services that are reasonably related to the performance of registrant’s audit and are not reported under Item 4(a) were $0 for the year ended October 31, 2008 and $0 for the year ended October 31, 2009. The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for assurance and other services directly related to the operations and financial reporting of registrant were $0 for the year ended October 31, 2008 and $0 for the year ended October 31, 2009.

(c) Tax Fees

The aggregate tax fees PwC billed to registrant for each of the last two fiscal years for tax compliance, tax advice and tax planning services were $5,311.01 for the year ended October 31, 2008 and $4,730 for the year ended October 31, 2009. The aggregate tax fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for services directly related to the operations and financial reporting of registrant were $0 for the year ended October 31, 2008 and $0 for the year ended October 31, 2009.

(d) All Other Fees

The aggregate fees PwC billed to registrant for each of the last two fiscal years for products and services provided, other than the services reported in paragraphs (a) through (c) of this item, were $0 for the years ended October 31, 2008 and October 31, 2009. The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for products and services provided, other than the services reported in paragraphs (a) through (c) of this item, were $1,500 for the years ended October 31, 2008 and October 31, 2009. These $1,500 figures are also reported in response to item 4(g) below.

(e) Registrant’s audit committee charter, adopted in August 2004, provides that the audit committee (comprised of the independent Trustees of registrant) is responsible for pre-approval of all auditing services performed for the registrant. The audit committee also is responsible for pre-approval (subject to the de minimis exceptions for non-audit services described in Section 10A(i)(1)(B) of the Securities Exchange Act of 1934) of all non-auditing services performed for the registrant or an affiliate of registrant. In addition, registrant’s audit committee charter permits a designated member of the audit committee to pre-approve, between meetings, one or more audit or non-audit service projects, subject to an expense limit and notification to the audit committee at the next committee meeting. Registrant’s audit committee pre-approved all fees described above that PwC billed to registrant.

(f) Less than 50% of the hours billed by PwC for auditing services to registrant for the fiscal year ended October 31, 2009 was for work performed by persons other than full-time permanent employees of PwC.

(g) The aggregate non-audit fees billed by PwC to registrant and to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for the fiscal years ending October 31, 2008 and October 31, 2009 were $1,500 and $1,500 respectively. These $1,500 figures are also reported in response to item 4(d) above.

(h) Registrant’s audit committee has considered the non-audit services provided to the registrant and registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser as described above and determined that these services do not compromise PwC’s independence.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

(a) Registrant’s Schedule of Investments is included in the report to shareholders filed under Item 1.

(b) Not applicable to this filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees.

Item 11.	Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a) The code of ethics pursuant to Item 2 is attached hereto.

(b) Certifications pursuant to Rules 30a-2(a) and 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: December 29, 2009	THRIVENT FINANCIAL SECURITIES LENDING TRUST

	By:	/s/ RUSSELL W. SWANSEN
Russell W. Swansen
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: December 29, 2009	By:	/s/ RUSSELL W. SWANSEN
Russell W. Swansen
President

Date: December 29, 2009	By:	/s/ GERARD V. VAILLANCOURT
Gerard V. Vaillancourt
Treasurer